Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2023
Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principal of consolidation
(b)	Principal of consolidation

The consolidated financial statements include the financial statements of the Company and all the subsidiaries of the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Non-controlling interests represent the portion of the net assets of a subsidiary attributable to interests that are not entitled by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented in the consolidated statements of income as an allocation of the total profit or loss for the year between non-controlling shareholders and the shareholders of the Company.

Foreign currency translation and transactions
(c)	Foreign currency translation and transactions

The Company uses Hong Kong dollars (“HK$”) as its reporting currency. The functional currency of the Company and its subsidiaries is HK$, based on the criteria of Accounting Standards codification (“ASC”) Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at end of the reporting period. The resulting exchange differences are recorded in the consolidated statements of income. The equity denominated in currency other than the functional currency is translated at the historical rate of exchange at the time of capital contribution.

No foreign currency translation adjustments were made for the years ended September 30, 2021, 2022, and 2023.

Convenience translation
(d)	Convenience translation

The consolidated financial statements as of and for the year ended September 30, 2023 have been translated into U.S. dollars (“US$”) solely for the convenience of the readers. The translation has been made at the rate of US$1.00 = HK$7.8293, representing the close rate on September 30, 2023 as set forth in the statistical release of Yahoo.com. No representation is made that the HK$ amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rates.

Use of estimates and assumptions
(e)	Use of estimates and assumptions

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.

Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts related to trade receivables, allowance for inventories, the useful lives of property and equipment, impairment assessment for goodwill and long-lived assets, the discount rates for leases and the impairment assessment, revenue recognition, deferred tax, and uncertain tax positions. The use of estimates is an integral component of the financial reporting process. Actual results could differ from those estimates.

Fair values of financial instruments
(f)	Fair values of financial instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure the fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and exchange rates. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 —	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, trade receivables, deposits and other receivables included in prepaid expenses and other current assets, amounts due from related parties, investment in key management insurance policy, trade payables, notes payables, other payables, amount due to a related party, and other liabilities. The carrying amounts of cash and cash equivalents, trade receivables, deposits and other receivables included in prepaid expenses and other current assets, amounts due from related parties, trade payables, notes payables, other payables, amount due to a related party, and other liabilities approximate their fair values due to the short-term maturities. Investment in key management insurance policy is measured at fair value using unobservable inputs which is positively correlated to the surrender cash value and categorized in Level 3 of the fair value hierarchy.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, and other short-term and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Trade receivables, net
(h)	Trade receivables, net

Trade receivables, net are stated at the original amount less an allowance for doubtful accounts. Trade receivables are recognized in the period when the Group has delivered goods or rendered services to its customers and when the right to consideration is unconditional. The amounts due are stated at their net estimated realizable value. The credit terms are generally between 0 to 90 days. In establishing the required allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories
(i)	Inventories

Inventories consist of spare parts and other materials and work-in-progress. Spare parts and other materials primarily comprise of components and parts for the security systems. Work-in-progress primarily comprises of certain costs incurred for installation of security systems that will be sold to customers, which are partially installed and have yet to meet the criteria for revenue recognition.

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the moving weighted average method and in the case of work-in-progress, comprises raw materials and other direct costs. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to disposal.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than their costs, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. Write-down of inventories of nil, nil and HK$118,000 was made for the years ended September 30, 2021, 2022, and 2023, respectively.

Prepaid expenses and other current assets
(j)	Prepaid expenses and other current assets

Prepaid expenses and other current assets are mainly prepaid insurance, deposits for utilities and items in daily operations, and employee advances. These amounts are refundable and bear no interest. Management reviews its prepaid expenses and other current assets on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Management continues to evaluate the reasonableness of the allowance policy and update it if necessary.

Related party
(k)	Related party

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with an entity; b) a principal owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significantly influence the management or operating policies of the entity. The Group discloses all significant related party transactions.

Property and equipment, net
(l)	Property and equipment, net

Property and equipment, net is stated at historical cost less accumulated depreciation and impairment, if any. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Depreciation is calculated using the straight-line method to allocate their costs to their residual values over their estimated useful lives, as follows:

Items	Useful life
Building	25 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Motor vehicles	4 years
Furniture, fixtures and equipment	5 years
Equipment for leasing	8 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income. Expenditures for maintenance and repairs are charged to consolidated statements of income as incurred, while additions, renewals and betterments, which are expected to extend the useful lives of assets, are capitalized. The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net
(m)	Intangible assets, net

Indefinite-lived intangible assets are tested for impairment at least annually and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are impaired if their estimated fair values are less than their carrying values.

Finite-lived intangible assets are carried at cost less accumulated amortization and impairment if any. The finite-lived intangible assets are amortized over their estimated useful lives, which are the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts.

The Group may rely on a qualitative assessment when performing impairment test for its intangible assets. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

The Group’s intangible assets mainly represented computer software. Computer software is classified as finite-lived intangible assets and amortized over its useful life of 5 years.

Goodwill
(n)	Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, or more often when circumstances indicate that impairment may have occurred. Goodwill is carried at cost less accumulated impairment. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of income. Impairment losses on goodwill are not reversed.

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Group has the opinion to assess qualitative factors to determine whether it is necessary to perform the two-step in accordance with ASC Topic 350, Intangibles — Goodwill and Other. If the Group believes, as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described below is required. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of the reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business acquisition with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being discounted cash flows.

No impairment of goodwill was made for the years ended September 30, 2021, 2022, and 2023.

Deferred offering expenses
(o)	Deferred offering expenses

The Group capitalizes certain underwriting, legal, professional, and other third-party fees that are directly related to the IPO, as deferred offering expenses until such IPO is consummated. Upon consummation of the IPO, these fees will be recorded in the stockholders’ equity as a reduction of additional paid-in capital generated from the offering. In the event the offering is aborted, deferred offering costs will be expensed. The Group recorded HK$1,571,254 and HK$3,853,500 as deferred offering expenses under non-current assets in the consolidated balance sheets as of September 30, 2022 and 2023, respectively.

Investment in key management insurance policy
(p)	Investment in key management insurance policy

The Group invests in a key management insurance policy which is a life insurance policy. The key management insurance policy is initially recognized at the amount of premium paid, and subsequently measured at end of each reporting period at the cash surrender value that could be realized under the insurance policy, which is primarily based on the guaranteed cash value stated on the annual statement from the insurance company. Changes to the cash surrender value at end of each reporting period will be recognized in other income or other expenses in the consolidated statements of income. Any gain or loss on the derecognition of the investment in the event of death of the insured person, the surrender of the policy, or upon the maturity of the policy, will be recognized in other income or other expenses in the consolidated statements of income.

Impairment for long-lived assets
(q)	Impairment for long-lived assets

Long-lived assets such as property and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than that the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived asset by comparing the carrying value of the asset to an estimate of future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over the fair value of the asset.

No impairment of long-lived assets was recognized for the years ended September 30, 2021, 2022, and 2023.

Notes payables
(r)	Notes payables

Notes payables represent outstanding bills with bank, mainly consist of outstanding letter of credit, import bills acceptance, and trust receipt. Notes payables are non-interest bearing and generally mature within six months.

Commitments and contingencies
(s)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines that it is probable that a loss will occur and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition
(t)	Revenue recognition

The Group recognized its revenue under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying the revenue recognition of this Accounting Standards Update (“ASU”) allows the Group to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Group expects to be entitled in such exchange. This will require the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Group applies five-step model to recognize revenue from customer contracts. The five-step model requires the Group to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies the performance obligation.

The Group accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance, and consideration is probable of substantially collection.

The Group derives its revenues principally from providing security-related engineering services, and security guarding and screening services.

Revenue recognition policies for each type of revenue stream are as follows:

Security-related engineering services

The Group offers security-related engineering services to customers, and signs project contracts with them. The contracts typically comprise one or multiple arrangements, such as: i) supplies of security systems and products, provision of installation, and related maintenance services; ii) supplies of security systems and products only; or iii) maintenance services only.

The Group determines whether arrangements are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether the Group’s commitment to transfer the product or service to the customer is separately identifiable from other obligations in the contract.

The Group has identified that the supply of security systems and products with the installation services are a combined performance obligation, as they are interdependent and interrelated services as one promise to the customer. The Group also determines that the related maintenance services are distinct and represent a separate performance obligation.

The transaction price of a contract containing multiple performance obligations is allocated to the separate performance obligations on a relative standalone selling price basis, which is determined using observable inputs, such as standalone sales of the maintenance services and historical contract pricing. If the standalone selling price is not observable through past transactions, we estimate the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.

The Group recognizes revenues when (or as) it satisfies the performance obligation by transferring a promised product and/or service to a customer. Revenues from supplying security systems and products and installation services are recognized at a point in time when the legal title and control of the products and services has been transferred, being when the products are delivered and services are rendered, and accepted by the customer, there is no unfulfilled obligation that could affect the customers’ acceptance of the products and services, and it is highly probable that a significant reversal will not occur. The Group recognizes revenue from the maintenance services ratably over the term of the arrangement, because the customer simultaneously receives and consumes the benefits provided by the Group.

In addition, the Group provides equipment leasing to the customers with use of dedicated security-related systems and equipment for contractual periods. The Group assesses the equipment leasing arrangements under ASC Topic 842, Leases (“ASC 842”). Revenues are recognized on a straight-line basis over the lease period, usually 2 to 3 years.

Customers related to security-related engineering services generally make the payment monthly or quarterly, in accordance with the contract terms, except for the payment related to the supply of security systems and products which is payable upon customer’s acceptance.

Security guarding and screening services

The Group enters into contracts with customers to provide security guarding services, by dispatching security guards with corresponding abilities and qualifications on demand, to fulfill the customers’ needs such as securing and guarding physical properties by, among other things, conducting patrols, entrance guarding, access control and alarm monitoring and response such as fire and gas detection, burglary detection and emergency management such as first aid service and communication and evacuation. The Group also offers security guarding services targeted at crowd coordination and management.

The Group also enters into contracts with customers to provide security screening services, by dispatching certified screeners to the premises of the customers. The Group’s screening services include the detection of explosives, incendiary devices in air cargo consignment and detection of dangerous goods for safety purpose through the operation of threat detection system by the screeners.

The Group identifies one performance obligation in security guarding and screening services as the contract comprises of a series of distinct services that are substantially the same and have the same pattern of transfer to the customers, which is to provide security guards and screeners in accordance with the demand orders.

Since the customer simultaneously receives and consumes the benefits as the dispatched security guards and screeners perform the services, revenue from security guarding and screening services is recognized over the contractual term, starting from the date that the Group’s services are made available to the customers. The contracts have a transaction price that includes a fixed consideration and a variable consideration that is charged based on ad-hoc overtime work demanded, less any deduction due to absence. The considerations are reconciled with customers monthly before billing. For variable considerations, the Group uses the practical expedient that allows it to recognize revenue in the amount to which the Group has a right to invoice.

In addition to the abovementioned security guarding and screening services, the Group also offers various types of related vocational training courses. The fees are usually billed and paid in advance before commencement of the training. Revenues are recognized at the course fees over time during the training course period, usually within several days.

The following table disaggregates the Group’s revenue for the years ended September 30, 2021, 2022, and 2023:

		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
By revenue type
Security-related engineering services
Security systems and products and installation	59,089,502	57,829,366	77,272,367
Security systems maintenance services	9,840,023	10,698,776	14,672,998
Equipment leasing	12,617,616	8,716,360	6,176,271
	81,547,141	77,244,502	98,121,636
Security guarding and screening services
Security guarding services	15,822,222	38,615,289	51,059,864
Screening services	15,267,528	16,755,336	10,465,751
Related vocational training services	4,928,906	3,832,315	4,043,715
	36,018,656	59,202,940	65,569,330

Total	117,565,797	136,447,442	163,690,966

By timing of revenue recognition
Security-related engineering services
Goods and services transferred at a point in time	48,088,609	44,353,052	73,343,945
Services rendered over time	33,458,532	32,891,450	24,777,691
	81,547,141	77,244,502	98,121,636
Security guarding and screening services
Goods and services transferred at a point in time	—	—	—
Services rendered over time	36,018,656	59,202,940	65,569,330
	36,018,656	59,202,940	65,569,330
Total	117,565,797	136,447,442	163,690,966

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to the customers. Trade receivables represent amounts invoiced when the Group has satisfied its performance obligations and has the unconditional right to payment. Contract assets are primarily unbilled trade receivables that are conditional on something other than the passage of time, and the Group reviews the contract assets for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.

As of September 30, 2022 and 2023, contracts assets amounted to HK$4,653,025 and HK$3,494,443, respectively. HK$0.7 million, or 20.7%, of the contract assets as of September 30, 2023 have been subsequently realized as of the date of this report, and the remaining balance is expected to be utilized within 1 year from September 30, 2023. Provision was made for doubtful accounts of contract assets for the years ended September 30, 2021, 2022, and 2023 were nil, nil, and HK$307,040, respectively.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers the promised goods or services to the customer, the Group presents the amount as a contract liability when the payment is received or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer the promised goods to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Contract liabilities were HK$27,225,278 and HK$22,748,443 as of September 30, 2022 and 2023, respectively. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Revenue recognized during the years ended September 30, 2022 and 2023, respectively, relating to contract liabilities as of October 1, 2021 and 2022 was HK$19,344,394 and HK$20,609,753, respectively.

Cost of revenues
(u)	Cost of revenues

Cost of revenues mainly consists of cost of goods sold, employee benefit expense of direct labor, depreciation, subcontracting fee, transportation fee, travelling expenses, freight charge, course expenses, sample, uniform, insurance for direct labor, and provision for obsolete inventories.

Selling, general and administrative expenses
(v)	Selling, general and administrative expenses

Selling, general and administrative expenses mainly represented employee benefit expense of sales and administrative staff, rental, depreciation, professional service fees, research and development expenses, and other corporate expenses. Research and development expenses relating to improving development efficiency and quality of the Group’s products and services are expensed as incurred. The Group recognized research and development expenses of HK$17,200, HK$200,028, and nil for the years ended September 30, 2021, 2022, and 2023, respectively.

Employee benefits
(w)	Employee benefits

Employee benefits include employees’ leave entitlements, bonus entitlements, and pension obligations, other than those expenses arising from basic salaries as a result of services rendered by the Group’s employees.

Employees’ entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by the employees up to the end of the reporting period. Employee entitlements to sick leave and maternity or paternity leave are not recognized until the time of leave.

Bonus entitlements are recognized as a liability at its expected cost when the Group has a present legal or constructive obligation as a result of services rendered by employees and a reliable estimate of the obligation can be made. Liabilities for bonus are expected to be settled within twelve months and are measured at the amounts expected to be paid when they are settled.

Regarding pension obligations, the Group participates in defined contribution retirement benefit plans which are available to all relevant employees in Hong Kong. These plans are generally funded through payments to schemes established by publicly or privately administered funds. A defined contribution plan is a pension plan under which the Group pays contributions on mandatory, contractual or voluntary basis into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee services in the current period. The Group’s contributions to the defined contribution plans are expensed.

Leases
(x)	Leases

The Group adopted ASC 842 effective October 1, 2020.

Classification for leases under which the Group is a lessor is evaluated at lease commencement and leases not classified as sales-type leases or direct financing leases are classified as operating leases. Leases qualify as sales-type leases if the contract includes either transfer of ownership clauses, certain purchase options, a lease term representing a major part of the economic life of the asset, or the present value of the lease payments and residual guarantees provided by the lessee exceeds substantially all of the fair value of the asset. Additionally, leasing an asset so specialized that it is not deemed to have any value to the Group at the end of the lease term may also result in classification as a sales-type lease. Leases qualify as direct financing leases when the present value of the lease payments and residual value guarantees provided by the lessee and unrelated third parties exceeds substantially all of the fair value of the asset and collection of the payments is probable.

Classification for leases under which the Group is a lessee is evaluated at lease commencement as finance or operating leases. Leases qualify as finance leases if the lease transfers ownership of the asset at the end of the lease term, the lease grants an option to purchase the asset that the Group is reasonably certain to exercise, the lease term is for a major part of the remaining economic life of the asset, or the present value of the lease payments exceeds substantially all of the fair value of the asset. Leases that do not qualify as finance leases are deemed to be operating leases. At lease commencement the Group records a lease liability which is measured as the present value of the lease payments and a right-of-use (“ROU”) asset which is measured as the amount of the lease liability and any initial direct costs incurred. The Group applies the rate implicit in the lease, if available, as a discount rate to determine the present value of the lease payments. If the rate implicit in the lease is not known, the Group uses a discount rate reflective of the incremental borrowing rate. In the consolidated statements of income, operating leases are expensed through rent expense while financing leases are expensed through amortization and interest expense.

Leases — the Group as lessor

The Group’s lease arrangements are all operating leases which typically have a maturity of 2 to 3 years. Initial direct costs incurred by the Group in negotiating and arranging operating leases are added to the carrying amount of the leased assets and recognized as an expense in the consolidated statements of income over the lease term on the same basis as equipment leasing income. See Note 2(s) for the accounting policy for revenue from equipment leasing.

Leases — the Group as lessee

The Group owns leasehold land in Hong Kong and lease training center, office spaces, workshops, warehouse, and carparking spaces, which are classified as operating leases in accordance with ASC 842. Under ASC 842, the Group as a lessee is required to recognize the following for all leases (with the exception of short-term leases, usually with initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) ROU asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Group recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment annually. No impairment of ROU assets was recognized for the years ended September 30, 2021, 2022, and 2023.

The Group elected the practical expedient to account for leases with lease terms which end within 12 months of the initial date of application as short-term leases. The lease payments for short-term leases are recognized on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

Income tax

(y)    Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax is provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. It is calculated using tax rates that have been enacted or substantively enacted at end of the reporting period.

Deferred tax is accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the profit or loss, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interests incurred related to underpayment of income tax are classified as income tax expense in the period incurred. For the years ended September 30, 2021, 2022, and 2023, the amount of penalties and interests incurred related to underpayment of income tax was nil. Hong Kong Profits Tax returns filed in 2018 to 2023 are subject to examination by any applicable tax authorities.

Government grants
(z)	Government grants

Government grants are recognized at their fair values when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions. Grants that compensate the Group for expenses incurred are recognized in other income on the consolidated statements of income on a systematic basis in the same periods in which the expenses are recognized. When the grant relates to an asset, the fair value is deducted against the carrying amount of the assets. The Group recognized government grants of HK$1,023,300, HK$3,471,615 and HK$602,379 for the years ended September 30, 2021, 2022, and 2023, respectively.

Earnings per share
(aa)	Earnings per share

Earnings per share (“EPS”) is computed by dividing net income by the weighted average number of ordinary shares outstanding. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended September 30, 2021, 2022, and 2023, there were no dilutive shares.

Segment reporting
(ab)	Segment reporting

The Group has organized its continuing operations into two operating segments. The segments reflect the way the Group evaluates its business performance and manages its operations by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group has two reportable segments from continuing operations, including security-related engineering services business and security guarding and screening services business. The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach is based on the way that management organizes the segments within the Group for making operating decisions, allocating resources, and assessing performance. The Group’s reportable segments are strategic business units that offer different services and are managed separately because each business requires different technology and marketing strategies. As the Group’s long-lived assets are substantially located in the Hong Kong, no geographical segments are presented
Recently issued accounting pronouncements
(ac)	Recently issued accounting pronouncements

In May 2019, the Financial Accounting Standards Board (“FASB”) issued ASU 2019-05, which is an update to ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in ASU 2016-13 added ASC 326, Financial Instruments — Credit Losses, and made several consequential amendments to the ASC. ASU 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments — Credit Losses — Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in ASU 2016-13 while still providing financial statement users with decision-useful information. ASU 2019-05 is effective for the Group for annual and interim reporting periods beginning January 1, 2023 after FASB delayed the effective date for non-public companies with ASU 2019-10. The Group is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Group is currently evaluating the impact ASU 2020-06 will have on the Group’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures, which requires that an entity report segment information in accordance with Topic 280, Segment Reporting. The amendment in the ASU is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact of the new standard on its consolidated financial statements which is expected to result in enhanced disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the rate reconciliation and income taxes paid. The amendment in the ASU is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this Update are effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of the new standard on its consolidated financial statements which is expected to result in enhanced disclosures.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows